Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue from continuing operations	$ 156,162	$ 129,635	$ 133,934
Net income / (loss) attributable to Xunlei Limited	(24,111)	(13,167)	10,812
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	156,192	129,198	132,515
Net income / (loss) attributable to Xunlei Limited	$ (32,402)	$ (6,408)	$ 12,677